ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2012
ENTITY WIDE DISCLOSURES [Abstract]
Schedule of Revenues Attributed to Geographic Areas
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)

Russia	$452	$360	$12	$203
Germany	285	298	507	191
India	120	1,083	-	-
Israel	60	730	119	-
Italy	179	313	390	668
Cyprus	10	60	7	337
Pakistan	-	5	193	477
Poland	140	268	1,446	-
Other	825	2,887	2,275	1,535
	$2,071	$6,004	$4,949	$3,411

Schedule of Principal Customers
	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Customer A	22%	6%	-%	6%
Customer B	14%	5%	10%	6%
Customer C	6%	18%	-%	-%
Customer D	3%	12%	2%	-%
Customer E	9%	5%	8%	20%
Customer F	-%	1%	-%	10%
Customer G	-%	-%	4%	14%
Customer H	7%	4%	29%	-%